DEFERRED TAX ASSETS/(LIABILITIES) - TAX LOSS CARRY-FORWARDS AND OTHER TEMPORARY DIFFERENCES (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2017	Dec. 31, 2016
DEFERRED TAX ASSETS/(LIABILITIES) [abstract]
Tax losses that can be carried forward (Note a)	[1]	¥ 82,918	¥ 77,328
Deductible temporary differences		12,452	12,302
Total tax loss carry-forwards and deductible temporary differences		¥ 95,370	¥ 89,630

[1]	Note a: The tax loss carry-forwards in which no deferred income tax assets were recognised will expire in the following years: As at 31 December 2016 As at 31 December 2017 RMB’000 RMB’000 2017 15,405 - 2018 14,307 13,499 2019 6,516 6,371 2020 18,478 18,478 2021 22,622 22,325 2022 - 22,245 77,328 82,918